UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS INTERNATIONAL DIVIDEND FUND

FORM N-Q

JUNE 30, 2016

QS INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited)	June 30, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.8%
CONSUMER DISCRETIONARY - 7.3%
Household Durables - 0.8%
Berkeley Group Holdings PLC	481	$16,374	(a)

Media - 3.2%
RTL Group SA	154	12,636	(a)
SES, FDR	683	14,753	(a)
Sky PLC	1,261	14,313	(a)
Thomson Reuters Corp.	600	24,275

Total Media		65,977

Specialty Retail - 1.1%
USS Co., Ltd.	1,400	22,962	(a)

Textiles, Apparel & Luxury Goods - 2.2%
Li & Fung Ltd.	30,000	14,646	(a)
Yue Yuen Industrial Holdings Ltd.	7,506	29,942	(a)

Total Textiles, Apparel & Luxury Goods		44,588

TOTAL CONSUMER DISCRETIONARY		149,901

CONSUMER STAPLES - 16.4%
Food & Staples Retailing - 7.6%
Colruyt SA	400	22,076	(a)
Delhaize Group	267	28,212	(a)
FamilyMart Co., Ltd.	460	27,942	(a)
Koninklijke Ahold NV	1,190	26,463	(a)
Lawson Inc.	300	23,784	(a)
William Morrison Supermarkets PLC	6,561	16,458	(a)
Woolworths Ltd.	700	10,990	(a)

Total Food & Staples Retailing		155,925

Food Products - 1.3%
Nestle SA, Registered Shares	350	26,998	(a)

Household Products - 2.3%
Kimberly-Clark de Mexico SAB de CV, Class A Shares	8,476	20,023
Reckitt Benckiser Group PLC	274	27,566	(a)

Total Household Products		47,589

Personal Products - 1.4%
Unilever PLC	600	28,780	(a)

Tobacco - 3.8%
British American Tobacco PLC	417	27,134	(a)
Imperial Brands PLC	486	26,383	(a)
Japan Tobacco Inc.	600	24,036	(a)

Total Tobacco		77,553

TOTAL CONSUMER STAPLES		336,845

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Royal Dutch Shell PLC, Class B Shares	700	19,250	(a)

FINANCIALS - 21.9%
Banks - 7.8%
Bank of China Ltd., Class H Shares	39,000	15,650	(a)
Bendigo and Adelaide Bank Ltd.	1,757	12,744	(a)
BOC Hong Kong Holdings Ltd.	6,000	18,098	(a)
China Construction Bank Corp., Class H Shares	23,109	15,387	(a)
China Minsheng Banking Corp., Ltd., Class H Shares	16,577	16,139	(a)
HSBC Holdings PLC	1,800	11,245	(a)

National Bank of Canada	584	19,975
Oversea-Chinese Banking Corp., Ltd.	2,300	14,990	(a)
Swedbank AB, Class A Shares	781	16,337	(a)
Toronto-Dominion Bank	480	20,612

Total Banks		161,177

See Notes to Schedule of Investments.

QS INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Insurance - 9.2%
Admiral Group PLC	900	$24,565	(a)
Direct Line Insurance Group PLC	3,876	17,925	(a)
Hannover Rueck SE	222	23,197	(a)
Hiscox Ltd.	1,621	22,353	(a)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	102	17,047	(a)
Swiss Re AG	250	21,857	(a)
Talanx AG	825	24,457	(a)
Tryg A/S	1,301	23,220	(a)
Zurich Insurance Group AG	60	14,845	*(a)

Total Insurance		189,466

Real Estate Investment Trusts (REITs) - 1.4%
Link REIT	4,192	28,678	(a)

Real Estate Management & Development - 3.5%
Daito Trust Construction Co., Ltd.	200	32,419	(a)
PSP Swiss Property AG, Registered Shares	156	15,115	(a)
Swiss Prime Site AG, Registered Shares	270	24,419	*(a)

Total Real Estate Management & Development		71,953

TOTAL FINANCIALS		451,274

HEALTH CARE - 9.6%
Health Care Providers & Services - 0.9%
Miraca Holdings Inc.	400	17,238	(a)

Pharmaceuticals - 8.7%
AstraZeneca PLC	286	17,025	(a)
GlaxoSmithKline PLC	937	20,144	(a)
Mitsubishi Tanabe Pharma Corp.	1,200	21,524	(a)
Novartis AG, Registered Shares	245	20,155	(a)
Otsuka Holdings Co., Ltd.	560	25,805	(a)
Roche Holding AG	78	20,594	(a)
Sanofi	154	12,945	(a)
Teva Pharmaceutical Industries Ltd., ADR	398	19,992
Tsumura & Co.	800	21,594	(a)

Total Pharmaceuticals		179,778

TOTAL HEALTH CARE		197,016

INDUSTRIALS - 7.3%
Industrial Conglomerates - 2.1%
Jardine Matheson Holdings Ltd.	400	23,424	(a)
Siemens AG, Registered Shares	180	18,439	(a)

Total Industrial Conglomerates		41,863

Road & Rail - 2.3%
ComfortDelGro Corp., Ltd.	11,000	22,545	(a)
West Japan Railway Co.	400	25,283	(a)

Total Road & Rail		47,828

Trading Companies & Distributors - 0.9%
Sumitomo Corp.	1,900	19,015	(a)

Transportation Infrastructure - 2.0%
Beijing Capital International Airport Co., Ltd., Class H Shares	24,000	26,005	(a)
Hutchison Port Holdings Trust, Class U Shares	34,000	15,618	(a)

Total Transportation Infrastructure		41,623

TOTAL INDUSTRIALS		150,329

See Notes to Schedule of Investments.

QS INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 1.0%
VTech Holdings Ltd.	1,900	$20,068	(a)

Semiconductors & Semiconductor Equipment - 1.1%
Siliconware Precision Industries Co., Ltd., ADR	2,906	22,260

Technology Hardware, Storage & Peripherals - 0.3%
Neopost SA	310	7,181	(a)

TOTAL INFORMATION TECHNOLOGY		49,509

MATERIALS - 2.1%
Chemicals - 2.1%
Givaudan SA, Registered Shares	14	28,132	(a)
Potash Corp. of Saskatchewan Inc.	900	14,629

TOTAL MATERIALS		42,761

TELECOMMUNICATION SERVICES - 16.1%
Diversified Telecommunication Services - 12.5%
BCE Inc.	406	19,213
Bezeq Israeli Telecommunication Corp., Ltd.	12,159	24,152	(a)
Elisa OYJ	704	27,048	(a)
HKT Trust and HKT Ltd.	20,000	28,909	(a)
Nippon Telegraph & Telephone Corp.	600	28,166	(a)
PCCW Ltd.	40,991	27,561	(a)
Proximus SA	700	22,167	(a)
Singapore Telecommunications Ltd.	8,600	26,595	(a)
Swisscom AG, Registered Shares	41	20,367	(a)
TDC A/S	3,136	15,350	(a)
Telefonica Deutschland Holding AG	4,250	17,503	(a)

Total Diversified Telecommunication Services		257,031

Wireless Telecommunication Services - 3.6%
NTT DoCoMo Inc.	1,200	32,289	(a)
Rogers Communications Inc., Class B Shares	637	25,787
StarHub Ltd.	5,400	15,210	(a)

Total Wireless Telecommunication Services		73,286

TOTAL TELECOMMUNICATION SERVICES		330,317

UTILITIES - 12.8%
Electric Utilities - 6.0%
Cheung Kong Infrastructure Holdings Ltd.	2,557	21,967	(a)
Chugoku Electric Power Co. Inc.	1,200	15,190	(a)
CLP Holdings Ltd.	2,933	30,024	(a)
Hokuriku Electric Power Co.	1,200	14,817	(a)
SSE PLC	1,055	22,060	(a)
Terna-Rete Elettrica Nazionale SpA	3,204	17,853	(a)

Total Electric Utilities		121,911

Gas Utilities - 1.9%
Osaka Gas Co., Ltd.	5,000	19,146	(a)
Tokyo Gas Co., Ltd.	4,933	20,251	(a)

Total Gas Utilities		39,397

Independent Power and Renewable Electricity Producers - 1.1%
Huaneng Power International Inc., Class H Shares	18,000	11,152	(a)
Tractebel Energia SA	1,000	11,926

Total Independent Power and Renewable Electricity Producers		23,078

Multi-Utilities - 2.7%
Centrica PLC	4,786	14,450	(a)
Engie SA	880	14,201	(a)
National Grid PLC	1,858	27,323	(a)

Total Multi-Utilities		55,974

See Notes to Schedule of Investments.

QS INTERNATIONAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY		SHARES	VALUE
Water Utilities - 1.1%
Severn Trent PLC		700	$22,867	(a)

TOTAL UTILITIES			263,227

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,783,003)			1,990,429

	RATE
SHORT-TERM INVESTMENTS - 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $35,573)	0.479%	35,573	35,573

TOTAL INVESTMENTS - 98.5% (Cost - $1,818,576#)			2,026,002
Other Assets in Excess of Liabilities - 1.5%			31,669

TOTAL NET ASSETS - 100.0%			$2,057,671

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
FDR	— Fiduciary Depositary Receipts
REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS International Dividend Fund (formerly QS Batterymarch International Dividend Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$24,275	$125,626	—	$149,901
Consumer Staples	20,023	316,822	—	336,845
Financials	40,587	410,687	—	451,274
Health Care	19,992	177,024	—	197,016
Information Technology	22,260	27,249	—	49,509
Materials	14,629	28,132	—	42,761
Telecommunication Services	45,000	285,317	—	330,317
Utilities	11,926	251,301	—	263,227
Other Common Stocks	—	169,579	—	169,579

Total Long-Term Investments	$198,692	$1,791,737	—	$1,990,429

Short-Term Investments†	35,573	—	—	35,573

Total Investments	$234,265	$1,791,737	—	$2,026,002

†	See Schedule of Investments for additional detailed categorizations.

For the period ended June 30, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2016, securities valued at $1,791,737 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At June 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$379,353
Gross unrealized depreciation	(171,927)

Net unrealized appreciation	$207,426

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2016